Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,228)
Adjustments to reconcile net loss to net cash used in operating activities:
Right of use asset amortization expense	27
Provision for credit losses	303
Change in fair value of SAFE liability	176
Changes in operating assets and liabilities:
Accounts receivable	1,741
Network financing receivable	(778)
Inventories	602
Prepaid expenses and other assets	(293)
Lease right-of-use lease liabilities payments	(26)
Net investment in lease	48
Accounts payable	(101)
Accrued expenses and other current liabilities	420
Deferred revenue	(3,021)
Related party payables	(582)
Net cash used in operating activities	(5,712)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of other deferred offering costs	(357)
Repurchase of shares under put option	(2,000)
Proceeds from related party debt	1,281
Repayment of related party debt	(2,705)
Proceeds from payment of stock subscription receivable	30
Proceeds from SAFE issuance	1,000
Net cash provided by (used in) financing activities	11,579
NET CHANGE IN CASH	5,867
CASH, beginning of period	287
CASH, end of period	6,154
SUPPLEMENTAL NON-CASH DISCLOSURE OF INVESTING AND FINANCING ACTIVITIES:
Lease liabilities arising from obtaining right-of-use asset	25
SAFE Conversion to equity at initial public offering	1,176
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash payments for income taxes	4
Cash payments for interest	476
Initial public offering
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds	13,753
Over-allotment
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds	$ 577